Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related Party Transactions
The Company is affiliated with various entities through common control and ownership. The accompanying consolidated balance sheets reflect amounts related to periodic advances between the Company and these entities for working capital and other needs as due from related companies or due to related companies, as appropriate. The amounts due from related companies are not expected to be repaid within one year and accordingly, are classified as non-current
assets in the accompanying consolidated balance sheets. These advances are unsecured and non-interest
bearing.
There were approximately $74,000 and $3,611,000 included as due from related companies, and $0 and $271,000 included as due to related companies in the consolidated balance sheets as of December 31, 2020 and 2019, respectively
For the Successor period from December 16, 2020 to December 31, 2020 and the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019, the Company received royalty revenue from franchisees related through common control and ownership totaling approximately $17,000, and $322,000 and $1,182,000, respectively.
The Company pays certain payroll and administrative fees on behalf of the entities under common ownership. A management fee is then billed to the respective entities to cover these costs. Management fees are included as reductions to the related operating expenses. For the Successor period from December 16, 2020 to December 31, 2020 and the Predecessor period from January 1, 2020 to December 15, 2020, these fees were included in the royalty revenue charged to these entities. For the twelve-month period ended December 31, 2019, the Company billed approximately $60,000 of management fees.
The Company leases building space for its corporate office from an entity under common ownership with a significant shareholder. This lease has a 36 month term, effective January 1, 2020. For the Successor period from December 16, 2020 to December 31, 2020 and the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019, rent expense was approximately $1,000, $159,000 and $160,000, respectively.